Securities and other financial assets, net (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Securities and other financial assets, net
Realized gain on sale of securities	$ 266	$ 194	$ 766
Realized loss on sale of securities	(80)	0	(517)
Net gain on sale of securities at FVOCI	$ 186	$ 194	$ 249